SUPPLEMENT DATED OCTOBER 24, 2008 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated August 29, 2008

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors—Lehman Brothers AMT-Free California Long Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Intermediate Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Long Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Massachusetts Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free New Jersey Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free New York Long Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Ohio Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Pennsylvania Municipal Index ETF and Market Vectors—Lehman Brothers AMT-Free Short Municipal Index ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The name of Market Vectors—Lehman Brothers AMT-Free California Long Municipal Index ETF has been changed to “Market Vectors—California Long Municipal Index ETF.” All references to Market Vectors—Lehman Brothers AMT-Free California Long Municipal Index ETF are hereby replaced with Market Vectors—California Long Municipal Index ETF.

The name of Market Vectors—Lehman Brothers AMT-Free Intermediate Municipal Index ETF has been changed to “Market Vectors—Intermediate Municipal Index ETF.” All references to Market Vectors—Lehman Brothers AMT-Free Intermediate Municipal Index ETF are hereby replaced with Market Vectors—Intermediate Municipal Index ETF.

The name of Market Vectors—Lehman Brothers AMT-Free Long Municipal Index ETF has been changed to “Market Vectors—Long Municipal Index ETF.” All references to Market Vectors—Lehman Brothers AMT-Free Long Municipal Index ETF are hereby replaced with Market Vectors—Long Municipal Index ETF.

The name of Market Vectors—Lehman Brothers AMT-Free Massachusetts Municipal Index ETF has been changed to “Market Vectors—Massachusetts Municipal Index ETF.” All references to Market Vectors—Lehman Brothers AMT-Free Massachusetts Municipal Index ETF are hereby replaced with Market Vectors—Massachusetts Municipal Index ETF.

The name of Market Vectors—Lehman Brothers AMT-Free New Jersey Municipal Index ETF has been changed to “Market Vectors—New Jersey Municipal Index ETF.” All references to Market Vectors—Lehman Brothers AMT-Free New Jersey Municipal Index ETF are hereby replaced with Market Vectors—New Jersey Municipal Index ETF.

The name of Market Vectors—Lehman Brothers AMT-Free New York Long Municipal Index ETF has been changed to “Market Vectors—New York Long Municipal Index ETF.” All references to Market Vectors—Lehman Brothers AMT-Free New York Long Municipal Index ETF are hereby replaced with Market Vectors—New York Long Municipal Index ETF.

The name of Market Vectors—Lehman Brothers AMT-Free Ohio Municipal Index ETF has been changed to “Market Vectors—Ohio Municipal Index ETF.” All references to Market Vectors—Lehman Brothers AMT-Free Ohio Municipal Index ETF are hereby replaced with Market Vectors—Ohio Municipal Index ETF.

The name of Market Vectors—Lehman Brothers AMT-Free Pennsylvania Municipal Index ETF has been changed to “Market Vectors—Pennsylvania Municipal Index ETF.” All references to Market Vectors—Lehman Brothers AMT-Free Pennsylvania Municipal Index ETF are hereby replaced with Market Vectors—Pennsylvania Municipal Index ETF.

The name of Market Vectors—Lehman Brothers AMT-Free Short Municipal Index ETF has been changed to “Market Vectors—Short Municipal Index ETF.” All references to Market Vectors—Lehman Brothers AMT-Free Short Municipal Index ETF are hereby replaced with Market Vectors—Short Municipal Index ETF.

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A Creation Unit of each Fund has been increased from 50,000 Shares to 100,000 Shares. All references to the size of a Creation Unit of a Fund are hereby replaced with 100,000 Shares.

Please retain this supplement for future reference.